Supplement to the
Fidelity® Export and Multinational Fund
October 30, 2009
Prospectus

The following information replaces the biographical information for Victor Thay found in the "Fund Management" section on page 23. All references to Mr. Thay are no longer applicable.

Heather Carrillo is manager of Export and Multinational Fund, which she has managed since February 2010. Since joining Fidelity Investments in 2001, Ms. Carrillo has worked as a research analyst and portfolio manager.

EXF-10-01 February 25, 2010
1.734045.120

Supplement to the
Fidelity® Export and Multinational Fund
Class K
October 30, 2009
Prospectus

The following information replaces the biographical information for Victor Thay found in the "Fund Management" section on page 19. All references to Mr. Thay are no longer applicable.

Heather Carrillo is manager of Export and Multinational Fund, which she has managed since February 2010. Since joining Fidelity Investments in 2001, Ms. Carrillo has worked as a research analyst and portfolio manager.

EXF-K-10-01 February 25, 2010
1.900367.101